Related Party Transactions - Transactions and balances with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Oct. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from (to) related party		$ 0		$ 43,985
OneLNG | Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties		0	$ 1,399
OneLNG | Trading Balances Due from OneLNG
Related Party Transaction [Line Items]
Due from (to) related party		5,207		$ 8,169
Impairment of related party transaction		$ 3,000	$ 12,700
Subsequent Event | OneLNG
Related Party Transaction [Line Items]
Receivables from related parties	$ 4,500